UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II
(Exact name of registrant as specified in charter)
________

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Address of principal executive offices) (Zip code)

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2020

Date of reporting period: January 31, 2020

Item 1.   Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND JANUARY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS U.S. TREASURY OBLIGATIONS - 58.0%

	Face Amount	Value
U.S. Treasury Bills (A)**
1.533%, 03/12/20	$20,000,000	$19,967,621
1.599%, 02/06/20	3,000,000	2,999,634
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $22,965,435)		22,967,255
TOTAL INVESTMENTS — 58.0%
(Cost $22,965,435)		$22,967,255

Percentages are based on Net Assets of $39,563,617.
**	Security, or a portion thereof, has been pledged as collateral on open contracts.
(A)	The rate shown is the security’s effective yield at the time of purchase.

A list of the open futures contracts held by the Fund at January 31, 2020, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
90-Day Euro$	(74)	Sep-2020	$(18,201,300)	$(18,244,700)	$(43,400)
Amsterdam Index	18	Feb-2020	2,434,056	2,347,045	(79,676)
AUDUSD Currency	10	Mar-2020	672,600	670,300	(2,300)
Australian 10-Year Bond	16	Mar-2020	1,591,675	1,583,923	2,552
British Pound	(27)	Mar-2020	(2,202,950)	(2,230,369)	(27,419)
CAC40 10 Euro Index	103	Feb-2020	6,805,261	6,630,053	(198,888)
CAD Currency	60	Mar-2020	4,617,270	4,534,500	(82,770)
Canadian 10-Year Bond	(34)	Mar-2020	(3,622,754)	(3,652,546)	(57,060)
DAX Index	10	Mar-2020	3,723,357	3,602,759	(123,524)
Euro	(44)	Mar-2020	(6,141,556)	(6,115,175)	26,381
Euro STOXX 50	(14)	Mar-2020	(571,035)	(565,018)	9,559
Euro-BTP	36	Mar-2020	5,727,251	5,910,233	174,905
Euro-Bund	71	Mar-2020	13,589,778	13,783,136	169,082
Euro-OAT	(22)	Mar-2020	(4,023,276)	(4,080,029)	(30,412)
FTSE 100 Index	23	Mar-2020	2,249,134	2,192,060	(74,141)
FTSE MIB Index	(18)	Mar-2020	(2,369,411)	(2,317,600)	64,292
Hang Seng Index	24	Mar-2020	4,158,920	4,053,202	(106,909)
IBEX	(22)	Feb-2020	(2,312,911)	(2,287,983)	34,981
Japanese 10-Year Bond	15	Mar-2020	20,741,133	21,160,999	110,170
Japanese Yen	(56)	Mar-2020	(6,413,519)	(6,474,650)	(61,131)
KOSPI 200 Index	5	Mar-2020	301,382	299,062	3,884
Long Gilt 10-Year Bond	(56)	Mar-2020	(9,739,942)	(9,978,529)	(122,062)
NASDAQ 100 Index E-MINI	21	Mar-2020	3,784,035	3,779,055	(4,980)
Nikkei 225 Index	15	Mar-2020	3,258,313	3,201,975	(94,212)

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THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC GLOBAL MACRO FUND JANUARY 31, 2020 (Unaudited)

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-MINI	(45)	Mar-2020	$(7,372,213)	$(7,254,000)	$118,213
S&P TSX 60 Index	4	Mar-2020	633,194	623,545	(6,341)
SPI 200 Index	105	Mar-2020	12,354,683	12,219,355	(48,091)
U.S. 10-Year Treasury Note	155	Mar-2020	20,229,141	20,406,719	177,578
			$43,900,316	$43,797,322	$(271,719)

AUD — Australian Dollar
BTP — Buoni del Tesoro Poliennali
CAC — Cotation Assistee en Continu
CAD — Canadian Dollar
DAX — Deutscher Aktien 30 Index
FTSE — Financial Times Stock Exchange
IBEX — International Business Exchange
KOSPI — Korea Composite Stock Price Index
MIB — Milano Indice di Borsa
NASDAQ — National Association of Securities Dealers and Automated Quotations
OAT — Obligations Assimilables du Trésor
S&P — Standard & Poors
SPI — Share Price Index
TSX — Toronto Stock Exchange
USD — United States Dollar

The following is a list of the level of inputs used as of January 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$22,967,255	$—	$22,967,255
Total Investments in Securities	$—	$22,967,255	$—	$22,967,255

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$891,597	$–	$–	$891,597
Unrealized Depreciation	(1,163,316)	–	–	(1,163,316)
Total Other Financial Instruments	$(271,719)	$–	$–	$(271,719)

* Futures are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

RQS-QH-002-0400

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Item 2.  Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

The Advisors’ Inner Circle Fund II

By (Signature and Title)
/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2020

By (Signature and Title)
/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 30, 2020